FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of carrying amounts of each class of financial instruments together with its corresponding fair value and the aggregated carrying amount

				12/31/2023
Financial instruments, analyzed by classes and categories		Carrying		Fair value
in € thousand	Category	amount	Fair value	hierarchy
Non-current assets
Financial assets
Other loans and other investments	AC	28	28	n/a
Other non-current financial assets	AC	112	n/a	n/a

Current assets
Trade receivables and other receivables
Trade receivables	AC	40,673	n/a	n/a
Receivables from joint ventures	AC	1,599	n/a	n/a
Other receivables
Exit bonus	AC	4,700	4,700	n/a
Receivables from shareholder	AC	107	n/a	n/a
Other current assets
Restricted cash	AC	89	n/a	n/a
Other	AC	1,317	n/a	n/a
Cash and cash equivalents	AC	5,710	n/a	n/a

Non-current liabilities
Non-current borrowings
Loans from other third parties	FLAC	2,336	2,063	Level 3
Loans from shareholders	FLAC	19,854	17,630	Level 3

Current liabilities
Current borrowings
Loans from banks	FLAC	1,225	n/a	Level 3
Loans from shareholders	FLAC	8,102	n/a	n/a
Loans from other related parties	FLAC	16,726	n/a	Level 3
Trade payables and other liabilities	FLAC	25,899	n/a	n/a

		Carrying
Thereof aggregated by categories	Category	amount
Financial assets measured at amortized cost	AC	54,335
Financial liabilities measured at fair value	FVTPL	—
Financial liabilities measured at amortized cost	FLAC	74,142

Financial instruments, analyzed by classes and categories				12/31/2022
		Carrying		Fair value
in € thousand	Category	amount	Fair value	hierarchy
Non-current assets
Financial assets
Other non-current financial assets	AC	115	n/a	n/a

Current assets
Trade receivables and other receivables
Trade receivables	AC	40,593	n/a	n/a
Receivables from joint ventures	AC	2,656	n/a	n/a
Other receivables
Receivables from shareholder	AC	65,158	64,028	Level 3
Miscellaneous receivables	AC	431	n/a	n/a
Other current assets
Restricted cash	AC	1,049	n/a	n/a
Other	AC	2,637	n/a	n/a
Cash and cash equivalents	AC	8,332	n/a	n/a

Non-current liabilities
Non-current borrowings
Loans from debt funds	FLAC	24,393	23,072	Level 3
Loans from shareholders	FLAC	10,013	9,307	Level 3

Current liabilities
Current borrowings
Loans from banks	FLAC	12,003	11,508	Level 3
Loans from debt funds	FLAC	79,773	51,678	Level 3
Loans from other third parties	FLAC	3,540	3,483	Level 3
Loans from shareholders	FLAC	16,493	n/a	n/a
Loans from other related parties	FLAC	16,646	14,688	Level 3
Trade payables and other liabilities	FLAC	25,400	n/a	n/a

		Carrying
Thereof aggregated by categories	Category	amount
Financial assets measured at amortized cost	AC	120,971
Financial liabilities measured at fair value	FVTPL	—
Financial liabilities measured at amortized cost	FLAC	188,260

Summary of net gains or losses for each of the financial instrument measurement categories differentiated by the respective sources

2023	Subsequent measurement
in € thousand	Interest	Fair value	Total
Financial assets - AC	9,499	n/a	9,499
Financial liabilities - FLAC	(9,988)	n/a	(9,988)
Financial assets and liabilities - FVTPL	n/a	—	—
Total	(488)	—	(488)

2022	Subsequent measurement
in € thousand	Interest	Fair value	Total
Financial assets - AC	4,089	n/a	4,089
Financial liabilities - FLAC	(17,650)	n/a	(17,650)
Financial assets and liabilities - FVTPL	n/a	(1,669)	(1,669)
Total	(13,561)	(1,669)	(15,230)

Summary of allowances for ECL determined for the different classes of financial assets developed

	Trade receivables—		Shareholder and
	not credit	Trade receivables—	other loans -
in € thousand	impaired	credit impaired	credit impaired
Opening Balance 01/01/2022	(8)	1,952	(4,394)
Additions	(11)	—	—
Utilization	—	1,148	—
Reversal	—	153	2,949
Closing Balance 31/12/2022	(19)	652	(1,445)
Additions	(118)	(198)	—
Utilization	—	(11,425)	—
Reversal	—	11,706	1,445
Closing Balance 31/12/2023	(137)	(569)	—

Summary of the gross carrying amounts by credit-risk rating classes for the several types of financial assets that are not measured at FVTPL

Gross Carrying Amounts by Rating Class			12/31/2023
in € thousand	Stage 1	Stage 2	Stage 3
General approach
Cash and cash equivalents
AAA to BBB (Investment grade)	5,710	—	—
Receivables from shareholders
BBB- to CCC (Below investment grade)	—	4,807	—
Simplified approach
Trade receivables and other receivables
Current (not past due)	—	27,148	(69)
1-30 days past due	—	1,423	(11)
31-60 days past due	—	597	(6)
61-90 days past due	—	651	(7)
More than 90 days past due	—	3,039	(45)
Total	5,710	37,665	(138)

Gross Carrying Amounts by Rating Class			12/31/2022
in € thousand	Stage 1	Stage 2	Stage 3
General approach
Cash and cash equivalents
AAA to BBB (Investment grade)	8,332	—	—
Receivables from shareholders
BBB- to CCC (Below investment grade)	—	65,158	—
Simplified approach
Trade receivables and other receivables
insured receivables (90%)	—	39,312	—
non-insured receivables (10%)	—	4,368	—
Total	8,332	108,838	—

Summary of reconciliation of changes in liabilities arising from financing activities

		Lease
In € thousand	Loans	liabilities	Total
Balance at January 1, 2023	167,111	1,333	168,444
Cash flow from financing activities (excluding changes from restricted cash)	(83,812)	(819)	(84,631)
Proceeds from loans	—	—	—
Repayments of loans	(81,871)	—	(81,871)
Principal elements of lease payment	—	(715)	(715)
Interest paid	(1,941)	(103)	(2,044)
Changes in the cash flow from financing activities	(35,055)	10,372	(24,683)
Foreign currency effects	—	(77)	(77)
New leases	—	10,347	10,347
Accrued interest	(35,024)	102	(34,922)
Fair value measurement	(32)	—	(32)
Balance at December 31, 2023	48,244	10,886	59,130

		Lease
In € thousand	Loans	liabilities	Total
Balance at January 1, 2022	153,090	1,528	154,618
Cash flow from financing activities (excluding changes from restricted cash)	(2,625)	(676)	(3,301)
Proceeds from loans	4,895	—	4,895
Repayments of loans	(5,880)	—	(5,880)
Principal elements of lease payment	—	(609)	(609)
Interest paid	(1,640)	(68)	(1,708)
Changes in the cash flow from financing activities	16,645	482	17,127
Foreign currency effects	—	(19)	(19)
New leases	—	433	433
Accrued interest	14,609	68	14,677
Fair value measurement	2,036	—	2,036
Balance at December 31, 2022	167,111	1,333	168,444

Liquidity Risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of undiscounted cash outflows of financial liabilities

					12/31/2023
	Cash outflows within				Total cash
in € thousand	≤ 1 year	> 1 ≤ 2 years	> 2 ≤ 5 years	> 5 years	flows
Lease liabilities	2,073	1,822	3,372	3,758	11,025
Borrowings (including embedded derivatives)	26,053	26,781	—	—	52,835
Loans from banks	1,225	—	—	—	1,225
Loans from debt funds	—	—	—	—	—
Loans from other third parties	—	2,778	—	—	2,778
Loans from shareholders	8,102	24,004	—	—	32,106
Loans from other related parties	16,726	—	—	—	16,726
Trade payables and other liabilities	25,899	—	—	—	25,899

					12/31/2022
	Cash outflows within				Total cash
in € thousand	≤ 1 year	> 1 ≤ 2 years	> 2 ≤ 5 years	> 5 years	flows
Lease liabilities	564	465	446	—	1,476
Borrowings (including embedded derivatives)	111,517	49,914	—	—	161,432
Loans from banks	12,221	—	—	—	12,221
Loans from debt funds	73,262	26,521	—	—	99,783
Loans from other third parties	3,702	—	—	—	3,702
Loans from shareholders	5,000	23,394	—	—	28,394
Loans from other related parties	17,332	—	—	—	17,332
Trade payables and other liabilities	25,400	—	—	—	25,400

Foreign Currency Risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of net exposure

	currency of exposure (“+” = asset / ”()” = liability) - in € thousand
functional currency entity	12/31/2023				12/31/2022
	EUR	CNY	USD	HKD	EUR	CNY	USD	HKD
EUR		5,010	3,597	—		5,500	4,669	—
CNY	27,217		(1,077)	(424)	25,519		(1,139)	—
USD	17	—		—	(5,030)	—		—
TWD	1,481	(238)	—	—	1,378	—	—	—
HKD	2,026	(2,209)	—		—	—	—
KRW	(4,276)	—	—	—	(1,838)	—	—	—
Total	26,464	2,563	2,520	(424)	20,029	5,500	3,530	—

Summary of impact on profit or loss before tax due to reasonably possible change in each material currency

in € thousand	12/31/2023		12/31/2022
	+10%	-10%	+10%	-10%
CNY/EUR	2,019	(2,467)	1,820	(2,224)
USD/EUR	(325)	398	(882)	1,078
TWD/EUR	135	(165)	130	(159)
HKD/EUR	184	(225)
KRW/EUR	(389)	475	(167)	204
CNY/TWD	22	(26)
CNY/HKD	158	(203)
USD/CNY	98	(120)	104	(127)

Interest Rate Risk
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Summary of impact on profit or loss before tax due to reasonably possible change in each material currency

Impact to P/L
in € thousand	(income (+)/ expense (-))
12/31/2023
Change in interest rate +1%	(296)
Change in interest rate -1%	296
12/31/2022
Change in interest rate +1%	(1,164)
Change in interest rate -1%	1,162